Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000904333
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 19, 2011
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011
Supplement [Text Block]	swhgx904333_SupplementTextBlock

SCHWAB CAPITAL TRUST

Laudus MarketMasters Funds®

Supplement dated December 19, 2011 to the Prospectus dated February 28, 2011 as amended May 16, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective December 8, 2011, the Board has approved certain changes to underlying investment managers in the Laudus MarketMasters Funds. Specifically, with respect to the Laudus Small-Cap MarketMasters Fund, the Board has approved the termination of two of the fund’s investment managers and approved the hiring of a new investment manager, Mellon Capital Management Corp. With respect to the Laudus International MarketMasters Fund, the Board has approved the hiring of a new investment manager, Mellon Capital Management Corp.

In addition, currently each fund reserves the right to automatically redeem your shares if the value of your investment in the Select Shares falls below the stated minimum balance requirement. Effective January 19, 2012, each fund will also have the option to instead convert the holdings of any existing shareholders who no longer meet the eligibility requirements (including minimum account balances) of Select Shares of a fund to Investor Shares of the same fund.

Accordingly, the following changes are made to the Prospectus:

Laudus Small-Cap MarketMasters Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Strategy Narrative [Text Block]	swhgx904333_SupplementStrategyNarrativeTextBlock

On page 2, the third paragraph of the section entitled “Principal investment strategies” is deleted and the following language is inserted.

CSIM may also directly manage portions of the fund during transitions between investment managers.

Each investment manager uses its own securities selection process and has discretion to select portfolio securities for its allocation of the funds’ assets. At the same time, each investment manager invests within a specific market capitalization range and investment style under the general supervision of CSIM. CSIM has developed parameters for each investment manager based on CSIM’s assessment of the investment manager’s investment style and expertise. By assigning more specific parameters to each investment manager, CSIM attempts to capitalize on the strengths of each investment manager and to combine their investment activities in a complementary fashion.

CSIM may use derivatives, primarily futures contracts, to seek returns on the fund’s otherwise uninvested cash assets. In addition, the investment managers may use futures contracts as a substitute for investing directly in an underlying asset or to increase returns.

Laudus International MarketMasters Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Strategy Narrative [Text Block]	swhgx904333_SupplementStrategyNarrativeTextBlock

On page 6, the third paragraph of the section entitled “Principal investment strategies” is deleted and the following language is inserted.

CSIM may also directly manage portions of the fund during transitions between investment managers.

Each investment manager uses its own securities selection process and has discretion to select portfolio securities for its allocation of the funds’ assets. At the same time, each investment manager invests within a specific market capitalization range and investment style under the general supervision of CSIM. CSIM has developed parameters for each investment manager based on CSIM’s assessment of the investment manager’s investment style and expertise. By assigning more specific parameters to each investment manager, CSIM attempts to capitalize on the strengths of each investment manager and to combine their investment activities in a complementary fashion.

CSIM may use derivatives, primarily futures contracts, to seek returns on the fund’s otherwise uninvested cash assets. In addition, the investment managers may use futures contracts as a substitute for investing directly in an underlying asset or to increase returns.